Stockholders' Equity (10K) (Details Narrative) - USD ($)					3 Months Ended		12 Months Ended
	Nov. 13, 2015	Oct. 28, 2015	Aug. 11, 2015	Feb. 15, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Jan. 08, 2016	Oct. 02, 2015	Oct. 24, 2014	Dec. 31, 2013
Preferred stock, shares authorized					20,000,000		20,000,000	20,000,000
Preferred stock, shares issued
Common stock, shares authorized					100,000,000		100,000,000	100,000,000
Common stock, shares outstanding					38,082,488		32,211,956	24,269,047
Common stock voting rights							Each share of common stock has the right to one vote
Warrant to purchase shares of common stock									1,800,364
Fair value assumption, dividend yield					0.00%		0.00%
Common stock, par value					$ 0.001		$ 0.001	$ 0.001
Warrant exercise price									$ 1.59
Option to purchase of common stock					11,749,318		6,294,226	757,977
Weighted Average Life (Years), Outstanding					10 years		10 years
Common stock warrants exercised or expired during period						$ 0
General And Administrative Expense [Member]
Share based compensation							$ 1,370,118
AFH Revised Milestone Side Letter Agreement [Member]
Percentage of shares not exceed of fully diluted			2.50%
Fully diluted shares			867,163
MTF Revised Milestone Side Letter Agreement [Member]
Percentage of shares not exceed of fully diluted			2.50%
Fully diluted shares			867,163
Letter Agreement [Member]
Number of stock issued for future issuance										1,153,846
Common stock, par value										$ 0.001
AFH Consulting Services [Member]
Warrant to purchase shares of common stock		158,229
Number of common stock shares issued		915,614
Payment to acquire stock		$ 275,000
Warrant exercise price		$ 1.58
Independent Contractor Agreement [Member] | Dr.Boden [Member]
Common stock voting rights	For the purposes of the Agreement, the term “Change in Control” means a merger, reorganization or consolidation involving Company in which the voting securities of Company outstanding immediately prior thereto cease to represent at least fifty percent (50%) of the combined voting power of the surviving entity immediately after such merger, reorganization or consolidation.
Option to purchase of common stock	1,174,816
Option to purchase of common stock fully diluted	2.75%
Weighted Average Life (Years), Outstanding	10 years
Option vested period term	48 months
Percentage of received option to purchase of outstanding shares	158.00%
Agent Warrants [Member]
Warrants expiration period							5 years
Percentage of warrants equal to diluted shares outstanding				2.00%			2.00%
Post-merger and financing Fully diluted shares outstanding closing amount							$ 2,500,000
Warrant to purchase shares of common stock				699,037
Shares outstanding price per share				$ 1.58
Fair value of warrants				$ 363,499
Fair value assumption, expected volatility				97.76%
Fair value assumption, risk-free interest rate				1.10%
Fair value assumption, contractual term				3 years
Fair value assumption, dividend yield				0.00%
Hankey Capital, LLC [Member]
Common shares issued for collateral on loan, shares					11,392,406		8,860,760
Warrant to purchase shares of common stock											3,955,697
Warrant exercise price											$ 1.58